Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Loan movements for Company's debt
Loan	Loan Agreement Date	Original Amount	December 31, 2014	New Loans	Repayments/ Repurchase of senior notes	December 31, 2015

Drill Rigs Senior Notes	September 20, 2012	$800,000	800,000	-	(192,258)	607,742
Term Loan B Facility	July 12, 2013	1,900,000	1,876,250	-	(19,000)	1,857,250
7.25% Senior Unsecured Notes	March 26, 2014	500,000	500,000	-	(270,589)	229,411
New Term Loan B Facility	July 25, 2014	1,300,000	1,296,750	-	(13,000)	1,283,750
Senior Secured Credit Facility	February 13, 2015	$462,000	$-	$462,000	$(29,179)	$432,821
			$4,473,000	$462,000	$(524,026)	$4,410,974

Annual principal payments
2016	70,905
2017	678,647
2018	70,905
2019	300,317
2020 and thereafter	3,290,200
Total principal payments	4,410,974
Less: Financing fees	(82,506)
Total debt	$4,328,468